Borrowings (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2015	Nov. 13, 2014	Oct. 26, 2010	Dec. 06, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Amount drawn down						$ 192,930	$ 161,932	$ 155,550
Amount outstanding						539,535	485,450
Proceeds from the sale of the 2021 Notes						0	59,598	$ 595,420
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Senior Notes						$ 670,000	670,000
Existing 2021 Notes
Debt Instrument [Line Items]
Debt Instrument Issuance Date						Nov. 13, 2013
Debt instrument face amount						$ 610,000
Fixed interest rate						8.125%
Maturity date						Nov. 15, 2021
Additional 2021 Notes
Debt Instrument [Line Items]
Debt Instrument Issuance Date						Nov. 13, 2013
Debt instrument face amount						$ 60,000
Debt instrument, Original issue price percentage						103.25%
Proceeds from the sale of the 2021 Notes	$ 59,598
Redemption period one - Before November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage						100.00%
Redemption period two - On or after November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage						106.094%
Redemption using net proceeds of equity offering | Redemption period one - Before November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage						108.125%
Redemption upon the occurence of certain change of control events | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Redemption price percentage						101.00%
Minimum | Redemption using net proceeds of equity offering | Redemption period one - Before November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Percentage of principal amount of debt outstanding after redemption						65.00%
Maximum | Redemption using net proceeds of equity offering | Redemption period one - Before November 15, 2016 | Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Percentage of principal amount redeemed						35.00%
Subsidiaries
Debt Instrument [Line Items]
Ownreship percentage						100.00%
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Line of credit facility issuance date						Apr. 07, 2010
Line of credit facility maximum borrowing capacity						$ 150,000
Number of loan tranches						6
Amount of each tranche						$ 25,000
Repayment installments						12
Repayment frequency						semi-annual
Repayment amount						$ 750
Balloon payment on the last repayment date						$ 16,000
Interest rate description						LIBOR plus 250 bps
Loan margin percentage						2.50%
Amount outstanding						$ 119,250	128,250
BNP Paribas S.A. and DVB Bank S.E.
Debt Instrument [Line Items]
Line of credit facility issuance date						Apr. 08, 2010
Line of credit facility maximum borrowing capacity						$ 75,000
Number of loan tranches						3
Amount of each tranche						$ 25,000
Repayment installments						12
Repayment frequency						semi-annual
Repayment amount						$ 750
Balloon payment on the last repayment date						$ 16,000
Interest rate description						LIBOR plus 250 bps
Loan margin percentage						2.50%
Amount outstanding						$ 65,250	69,750
DVB Bank S.E. and ABN Amro Bank N.V.
Debt Instrument [Line Items]
Line of credit facility issuance date						May 28, 2010
Line of credit facility maximum borrowing capacity						$ 52,000
Number of loan tranches						2
Amount of each tranche						$ 26,000
Deferred charges written-off						$ 91
Interest rate description						LIBOR plus 275 bps
Loan margin percentage						2.75%
Amount outstanding						$ 0	17,931
Early repayment of debt			$ 18,379
Eurobank Ergasias S.A. $52,200
Debt Instrument [Line Items]
Line of credit facility issuance date						Oct. 26, 2010
Line of credit facility maximum borrowing capacity						$ 52,200
Amount drawn down				$ 51,600
Number of loan tranches						2
Repayment installments						32
Repayment frequency						quarterly
Interest rate description						LIBOR plus (i) 250 bps for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 bps
Amount outstanding						$ 41,025	43,753
Line of credit facility remaining borrowing capacity						$ 0
Eurobank Ergasias S.A. $52,200 | Minimum
Debt Instrument [Line Items]
Loan margin percentage						2.50%
Eurobank Ergasias S.A. $52,200 | Maximum
Debt Instrument [Line Items]
Loan margin percentage						2.75%
Eurobank Ergasias S.A. $52,200 | Tranche A
Debt Instrument [Line Items]
Amount of each tranche						$ 26,100
Repayment amount						345
Balloon payment on the last repayment date						15,060
Eurobank Ergasias S.A. $52,200 | Tranche B
Debt Instrument [Line Items]
Amount of each tranche						25,500
Repayment amount						337
Balloon payment on the last repayment date						$ 14,716
Eurobank Ergasias S.A. $52,000
Debt Instrument [Line Items]
Line of credit facility issuance date						Dec. 06, 2010
Line of credit facility maximum borrowing capacity						$ 52,000
Amount drawn down					$ 46,200
Number of loan tranches						2
Amount of each tranche						$ 23,100
Repayment installments						32
Repayment frequency						quarterly
Repayment amount						$ 306
Balloon payment on the last repayment date						$ 13,308
Interest rate description						LIBOR plus 300 bps
Loan margin percentage						3.00%
Amount outstanding						$ 38,550	40,998
Line of credit facility remaining borrowing capacity						$ 0
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Line of credit facility issuance date						Dec. 29, 2011
Line of credit facility maximum borrowing capacity						$ 28,125
Repayment installments						32
Repayment frequency						quarterly
Repayment amount						$ 391
Balloon payment on the last repayment date						$ 15,625
Interest rate description						LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum
Amount outstanding						$ 26,953	24,971
Line of credit facility remaining borrowing capacity						$ 0
Norddeutsche Landesbank Girozentrale | From issuance up to but not including the drawndown darte
Debt Instrument [Line Items]
Loan margin percentage						1.75%
Norddeutsche Landesbank Girozentrale | From drawndown date up to but not including the tenth repayment date
Debt Instrument [Line Items]
Loan margin percentage						2.50%
Norddeutsche Landesbank Girozentrale | From tenth repayment date and thereafter
Debt Instrument [Line Items]
Loan margin percentage						3.00%
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Line of credit facility issuance date						Dec. 29, 2011
Line of credit facility maximum borrowing capacity						$ 56,250
Number of loan tranches						2
Amount of each tranche						$ 28,125
Repayment installments						32
Repayment frequency						quarterly
Repayment amount						$ 391
Balloon payment on the last repayment date						$ 15,625
Interest rate description						LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum
Amount outstanding						$ 51,953	55,078
Line of credit facility remaining borrowing capacity						$ 0
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank | From issuance up to but not including the drawndown darte
Debt Instrument [Line Items]
Loan margin percentage						1.75%
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank | From drawndown date up to but not including the tenth repayment date
Debt Instrument [Line Items]
Loan margin percentage						2.50%
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank | From tenth repayment date and thereafter
Debt Instrument [Line Items]
Loan margin percentage						3.00%
The Navios Holdings Credit Facilities
Debt Instrument [Line Items]
Line of credit facility issuance date						Nov. 08, 2011
Line of credit facility maximum borrowing capacity						$ 40,000
Arrangement fee						$ 400
Interest rate description						LIBOR plus 300 bps
Loan margin percentage						3.00%
Amount outstanding						$ 0
Line of credit facility remaining borrowing capacity						$ 40,000
Navios Holdings, Short term credit facility
Debt Instrument [Line Items]
Line of credit facility issuance date						Nov. 11, 2014
Line of credit facility maximum borrowing capacity						$ 200,000
Arrangement fee						$ 4,000
Amount drawn down			169,650
Interest rate percentage						6.00%
Line of credit facility maturity date						Dec. 29, 2014
Line of credit facility remaining borrowing capacity						$ 0
HSH Nordbank AG $40,300
Debt Instrument [Line Items]
Line of credit facility issuance date						Aug. 20, 2013
Line of credit facility maximum borrowing capacity						$ 40,300
Number of loan tranches						2
Amount of each tranche						$ 20,150
Repayment installments						28
Repayment frequency						quarterly
Repayment amount						$ 315
Balloon payment on the last repayment date						$ 11,334
Interest rate description						LIBOR plus 320 bps
Loan margin percentage						3.20%
Amount outstanding						$ 34,633	37,152
Line of credit facility remaining borrowing capacity						$ 0
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Line of credit facility issuance date						Jul. 18, 2014
Debt Instrument, Term						5 years
Line of credit facility maximum borrowing capacity						$ 132,413
Number of loan tranches						8
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Two tranches
Debt Instrument [Line Items]
Early repayment of debt			$ 29,610
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Another two tranches
Debt Instrument [Line Items]
Early repayment of debt		$ 29,678
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Line of credit facility issuance date						Nov. 30, 2015
Line of credit facility maximum borrowing capacity						$ 125,000
Number of loan tranches						5
Line of credit facility maturity date						Dec. 31, 2020
Interest rate description						LIBOR plus 295 bps
Loan margin percentage						2.95%
Amount outstanding						$ 125,000	74,639
Line of credit facility remaining borrowing capacity						$ 0
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Four Tranches
Debt Instrument [Line Items]
Number of loan tranches						4
Repayment installments						20
Repayment frequency						quarterly
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Four Tranches | Minimum
Debt Instrument [Line Items]
Repayment amount						$ 435
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Four Tranches | Maximum
Debt Instrument [Line Items]
Repayment amount						$ 1,896
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Fifth Tranche
Debt Instrument [Line Items]
Repayment installments						16
Repayment frequency						quarterly
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Fifth Tranche | Minimum
Debt Instrument [Line Items]
Repayment amount						$ 709
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB | Fifth Tranche | Maximum
Debt Instrument [Line Items]
Repayment amount						$ 803
BNP Paribas $44,000
Debt Instrument [Line Items]
Line of credit facility issuance date						Dec. 18, 2015
Line of credit facility maximum borrowing capacity						$ 44,000
Repayment installments						12
Repayment frequency						semi-annual
Repayment amount						$ 2,000
Line of credit facility maturity date						Dec. 31, 2021
Interest rate description						LIBOR plus 230 bps
Loan margin percentage						2.30%
Amount outstanding						$ 44,000	$ 0
Line of credit facility remaining borrowing capacity						$ 0